Significant transactions (Details 2) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Assets of disposal group classified as held for sale [abstract]
Property, plant and equipment	$ 15,696		$ 16,464
Goodwill	35,294		31,750
Intangible assets other than goodwill	38,719		29,997
Deferred tax assets	8,699	$ 8,225	8,229
Other non-current assets	895		818
Inventories	6,956		6,867
Other current assets	2,861		3,054
Assets of disposal group held for sale	807
Liabilities of disposal group classified as held for sale [abstract]
Deferred tax liabilities	7,475	5,180	5,168
Provisions and other non-current liabilities	7,319	6,988	7,057
Provisions and other current liabilities	12,284	$ 11,196	$ 11,203
Liabilities of disposal group held for sale	51
Assets and liabilities classified as held for sale [member]
Assets of disposal group classified as held for sale [abstract]
Property, plant and equipment	148
Intangible assets other than goodwill	478
Deferred tax assets	8
Other non-current assets	1
Inventories	165
Other current assets	7
Assets of disposal group held for sale	807
Liabilities of disposal group classified as held for sale [abstract]
Deferred tax liabilities	2
Provisions and other non-current liabilities	4
Provisions and other current liabilities	45
Liabilities of disposal group held for sale	$ 51